CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE DEBT

NOTE 12 – CONVERTIBLE DEBT

2020 Bridge Notes

On October 7, 2020, Fr8App entered into a note purchase agreement (the “2020 Bridge Notes”) with certain existing shareholders and investors pursuant to which Fr8App issued bridge notes in the aggregate principal amount of $4,004,421 (the “Bridge Financing”). All bridge notes will mature on the date that is two years from the closing date of the bridge financing. Interest on the bridge notes will accrue at an annual rate of 5% over two-year term of the bridge notes and is payable by Fr8App (i) at maturity, (ii) upon acceleration of the indebtedness in the case of an event of default, (iii) in connection with any prepayment of the bridge notes by Fr8App or, (iv) in connection with any conversion of the bridge notes through the issuance of shares of the capital stock of the Fr8App in exchange for accrued and unpaid interest owing at the time of conversion. Each note is convertible into conversion shares pursuant to one of the following: 1. Automatic Private Investment in Public Equity (“PIPE”) financing conversion, 2. Optional next equity financing conversion; 3. Optional corporate transaction conversion; 4. Optional maturity conversion. There is no pre-determined conversion price in any of the above under the note purchase agreements, but rather, the applicable conversion price in connection with any conversion of the 2020 Bridge Notes will be determined by reference to a formula that includes a 50% discount to the per share price or value of Fr8App’s shares, as the case may be, implied by the event in connection with which, or at the time at which, conversion occurs.

Under the note purchase agreement, Fr8App issued 103,124 ordinary shares in connection with the 2020 Bridge Notes (see Note 20). Both the 2020 Bridge Notes and the ordinary shares are not remeasured at fair value and the proceeds from the 2020 Bridge Notes were allocated between ordinary shares and the bridge note debt based on the relative fair value, and $242,219 was allocated to the ordinary shares and was recorded as a discount for the 2020 Bridge Notes, amortized as interest over the term of the 2020 Bridge Notes. In addition, the Company incurred $50,000 of transaction fees with one of the lenders for administering the Bridge Financing. These fees were included in the lender’s bridge note and were recorded as debt issuance costs and amortized over the term of the 2020 Bridge Notes.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

NOTE 12 – CONVERTIBLE DEBT (CONTINUED)

2021 Bridge Notes

In 2021, the Fr8App entered into three note purchase agreements with an existing shareholder pursuant to which the Fr8App issued in January 2021, May 2021, and July 2021 bridge notes in the aggregate principal amount of $1,000,000, $1,608,842, and $1,000,000, respectively (the “2021 Bridge Notes”). The 2021 Bridge Notes will mature on October 7, 2022. Interest on the notes will accrue at an annual rate of 5% over the term of the notes and is payable by Fr8App (i) at maturity, (ii) upon acceleration of the indebtedness in the case of an event of default, (iii) in connection with any prepayment of the note by Fr8App or, (iv) in connection with any conversion of the note through the issuance of shares of the capital stock of Fr8App in exchange for accrued and unpaid interest owed at the time of conversion. The 2021 Bridge Notes are convertible into conversion shares pursuant to one of the following: 1. Automatic PIPE financing conversion, 2. Optional next equity financing conversion; 3. Optional corporate transaction conversion; 4. Optional maturity conversion. There is no pre-determined conversion price in any of the above under the note purchase agreement, but rather, the applicable conversion price in connection with any conversion of the 2021 Bridge Notes will be determined by reference to a formula that includes a 20% to 25% discount to the per share price or value of Fr8App’s shares, as the case may be, implied by the event in connection with which, or at the time at which, conversion occurs.

The convertible notes and their conversion features did not meet the definition of a derivative and the embedded conversion option is not subject to bifurcation and classification in the consolidated financial statements as liabilities at fair value.

The Company recorded interest expense pursuant to the stated interest rates on the convertible notes in the amount of $0 and $312,426 for the years ended December 31, 2022 and 2021, respectively. Amortization of convertible note issuance costs for the years ended December 31, 2022 and 2021 was $4,166 and $24,996, respectively. Amortization of convertible note discounts for the years ended December 31, 2022 and 2021 was $20,184 and $121,104, respectively.

In connection with the Merger, all of Fr8App’s convertible notes, including principal and accrued interest, were converted into Series B Preferred shares by which the Company issued 4,049,887 shares of Series B Preferred shares to the convertible notes holders for the conversion of notes in the amount of $7,965,626, which was comprised of $7,613,292 principal and $352,334 of accrued interest.

The aggregate balance of the convertible notes payable is as follows at:

	December 31, 2022	December 31, 2021
Convertible notes payable	$-	$7,613,292
Accrued interest	-	356,238
Less: unamortized deferred financing costs	-	(19,158)
Less: unamortized discount	-	(92,793)
Convertible note payable, net	$-	$7,857,579

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021